Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) $ / shares in Units, ¥ in Millions, $ in Millions					12 Months Ended
	Dec. 02, 2021 shares $ / shares	Sep. 15, 2020	Jul. 31, 2018 shares	Oct. 31, 2010 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2008 shares
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted			10 years
Percentage of voting power					10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares						$ 15
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 20
Parent Company | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised					¥ 124	$ 18		¥ 210		¥ 157
Total fair value of options vested					193	$ 28		217		261
Unrecognized share-based compensation cost					¥ 103						$ 15
A weighted-average vesting period over which the deferred cost is expected to be recognized					2 years 7 months 6 days	2 years 7 months 6 days
The weighted-average grant-date fair value of options granted during respective years | $ / shares						$ 8	$ 12		$ 9
Parent Company | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term					4 years	4 years
Parent Company | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term					2 years	2 years
Parent Company | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost					¥ 6,300						$ 908
A weighted-average vesting period over which the deferred cost is expected to be recognized					2 years 7 months 6 days	2 years 7 months 6 days
Total fair value of shares vested during respective years, restricted shares					¥ 6,200	$ 895		¥ 5,000		¥ 4,600
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares						$ 15	$ 23		$ 14
Parent Company | Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares					110.00%						110.00%
Parent Company | 2008 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance												3,428,777
Parent Company | 2008 Plan | Revision of Prior Period, Reclassification, Adjustment [Member] | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance												274,302,160
Parent Company | 2008 Plan | Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted					10 years	10 years
Parent Company | 2008 Plan | Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted					5 years	5 years
Parent Company | Stock Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			3,443,950
Parent Company | Stock Incentive Plan 2018 [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			275,516,000
iQIYI | 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				589,729,714
Shares vesting term					4 years	4 years
iQIYI | 2010 Equity Incentive Plan | Original Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted				10 years
iQIYI | 2010 Equity Incentive Plan | Modified Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted		20 years
iQIYI | 2010 and 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost					¥ 925						$ 134
A weighted-average vesting period over which the deferred cost is expected to be recognized					2 years 3 months 18 days	2 years 3 months 18 days
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 0.11
iQIYI | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	364,000,000
Contractual term of share-based awards granted	10 years
Reduction is ordinary shares for issuance of each restricted stock unit	1.3
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0
Other Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term					4 years	4 years